Allianz NFJ Diversified International Value Fund (First Prospectus Summary) | Allianz NFJ Diversified International Value Fund
Allianz NFJ Diversified International Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz NFJ Diversified International Value Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Estimated Other Expenses		Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Institutional Class	0.80%	none	2.58%	[1]	3.38%	2.43%	[2]	0.95%	[2]
Class P	0.80%	none	2.68%	[1]	3.48%	2.43%	[2]	1.05%	[2]
Class D	0.80%	0.25%	2.58%	[1]	3.63%	2.33%	[2]	1.30%	[2]
[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2011 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and/or offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.95% for Institutional Class shares, 1.05% for Class P shares and 1.30% for Class D shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted
class of shares for the time periods indicated, your investment has a 5% return each year, and the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the
Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example Allianz NFJ Diversified International Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Institutional Class	97	557
Class P	107	588
Class D	132	643

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing at least 80% of its net assets
(plus borrowings made for investment purposes) in common stocks and other equity securities of non-U.S. companies with market capitalizations greater than $1 billion.  The Fund normally invests significantly in securities that the portfolio managers expect will generate income
(for example, by paying dividends). The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).  The Fund normally will invest in securities of companies located in at least three countries, which may include the United States.

The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers use quantitative factors to screen the Fund's initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts'
earnings-per-share estimates) and fundamental changes. The portfolio managers also identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund.

In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings
(IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its initial fiscal year, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management
Risk, Issuer Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk,
Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less-
liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S.
securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk, Emerging
Markets Risk, Currency Risk). Other principal risks include: Credit Risk (an issuer or counterparty may default on obligations); Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover
Risk (high levels of portfolio turnover increase transaction costs and taxes and  may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks.  It is possible to lose money on an investment in the Fund.
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.